UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05767

DWS Strategic Municipal Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 11/30

Date of reporting period: 2/28/2019

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of February 28, 2019 (Unaudited)

DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 140.8%
Alabama 0.3%
Alabama, UAB Medicine Finance Authority Revenue, Series B2, 5.0%, 9/1/2041	325,000	362,211
Arizona 1.9%
Arizona, State Health Facilities Authority, Dignity Health Obligated Group, Series A, 1.8% **, 3/7/2019, LOC: JPMorgan Chase Bank NA	215,000	215,000
Glendale, AZ, Industrial Development Authority, Terrace of Phoenix Project, 5.0%, 7/1/2048	60,000	60,935
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	1,570,000	1,575,683
Phoenix, AZ, Industrial Development Authority, Education Facility Revenue, Leman Academy of Excellence, ORO Valley Project:
Series A, 144A, 5.0%, 7/1/2038	195,000	193,912
Series A, 144A, 5.25%, 7/1/2048	250,000	250,902
Tempe, AZ, Industrial Development Authority Revenue, Mirabella at ASU Project, Series A, 144A, 6.125%, 10/1/2047	255,000	276,461
		2,572,893
California 18.3%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series A-1, 5.0%, 6/1/2047	300,000	289,596
Series A-2, 5.0%, 6/1/2047	1,030,000	994,280
Series A-1, 5.25%, 6/1/2047	200,000	200,456
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, Prerefunded, 6.0%, 7/1/2034	1,000,000	1,014,740
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034	1,310,000	1,879,483
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	115,000	121,816
California, South Bayside Waste Management Authority, Solid Waste Enterprise, Shoreway Environmental, Series A, 6.25%, 9/1/2029	1,425,000	1,456,820
California, State General Obligation:
5.0%, 11/1/2043	1,300,000	1,435,330
5.25%, 4/1/2035	1,230,000	1,343,836
5.5%, 3/1/2040	1,000,000	1,032,490
5.75%, 4/1/2031	1,000,000	1,003,070
6.0%, 4/1/2038	645,000	647,096
Prerefunded, 6.0%, 4/1/2038	355,000	356,242
6.5%, 4/1/2033	895,000	898,276
Prerefunded, 6.5%, 4/1/2033	1,055,000	1,059,083
California, State Municipal Finance Authority Revenue, LINXS APM Project:
Series A, AMT, 5.0%, 12/31/2043	300,000	332,676
Series A, AMT, 5.0%, 12/31/2047	160,000	176,656
Series A, AMT, 5.0%, 6/1/2048	60,000	66,177
California, State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Rialto Bioenergy Facility LLC Project, Green Bonds, AMT, 144A, 7.5%, 12/1/2040	500,000	480,790
California, State Public Works Board Lease Revenue, Capital Projects, Series I-1, Prerefunded, 6.375%, 11/1/2034	1,000,000	1,032,600
California, State Public Works Board Lease Revenue, Riverside Campus Project, Series B, Prerefunded, 6.125%, 4/1/2028	2,000,000	2,007,200
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 5.25%, 12/1/2044	195,000	207,919
Series A, 144A, 5.25%, 12/1/2056	735,000	781,834
Series A, 5.5%, 12/1/2054	195,000	209,797
Series A, 144A, 5.5%, 12/1/2058	105,000	114,843
California, Statewide Communities Development Authority, College Housing Revenue, NCCD-Hooper Street LLC, College of the Arts Project, 144A, 5.25%, 7/1/2049	825,000	871,406
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	1,000,000	1,088,740
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	500,000	545,215
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series A, AMT, 5.0%, 5/1/2044	1,000,000	1,084,320
Series A, AMT, 5.0%, 5/1/2049	1,110,000	1,253,645
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, 5.0%, 1/15/2050	445,000	478,193
		24,464,625
Colorado 4.0%
Colorado, High Performance Transportation Enterprise Revenue, C-470 Express Lanes, 5.0%, 12/31/2056	225,000	240,311
Colorado, Park Creek Metropolitan District Revenue, Senior Ltd. Property Tax Supported, Series A, 5.0%, 12/1/2045	235,000	254,944
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028	635,000	796,633
Colorado, State Health Facilities Authority Revenue, Covenant Retirement Communities:
Series A, 5.0%, 12/1/2033	440,000	468,736
Series A, 5.0%, 12/1/2035	250,000	271,012
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	1,000,000	1,130,390
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group:
Series A, 5.0%, 12/1/2043	165,000	180,380
Series A, 5.0%, 12/1/2048	260,000	283,143
Denver City & County, CO, Special Facilities Airport Revenue, United Airlines, Inc. Project, AMT, 5.0%, 10/1/2032	200,000	212,628
Denver, CO, City & County Airport Revenue:
Series A, AMT, 5.0%, 12/1/2048	585,000	655,294
Series A, AMT, 5.25%, 11/15/2043	600,000	658,332
Denver, CO, Health & Hospital Authority, Certificates of Participation, 5.0%, 12/1/2048	140,000	152,009
		5,303,812
Connecticut 0.2%
Connecticut, Mashantucket Western Pequot Tribe Bond, 6.05% PIK, 7/1/2031*	2,922,962	100,112
Connecticut, State Health & Educational Facilities Authority Revenue, Covenant Home, Inc., Series B, 5.0%, 12/1/2040	85,000	92,920
		193,032
District of Columbia 1.1%
District of Columbia, Ingleside Rock Creek Project:
Series A, 5.0%, 7/1/2042	130,000	131,937
Series A, 5.0%, 7/1/2052	195,000	196,572
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	200,000	217,364
Series A, AMT, 5.0%, 10/1/2043	850,000	920,014
		1,465,887
Florida 11.6%
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A,144A, 8.125%, 5/15/2044	290,000	283,997
Davie, FL, Educational Facilities Revenue, Nova Southestern University Project, 5.0%, 4/1/2048	335,000	366,048
Florida, Capital Trust Agency, Educational Facilities Authority, Charter Educational Foundation Project, Series A, 144A, 5.375%, 6/15/2048	230,000	226,145
Florida, Tolomato Community Development District, Special Assessment:
Series 2015-1, Step-up Coupon, 0% to 11/1/2021, 6.61% to 5/1/2040	250,000	201,842
Series 2015-2, Step-up Coupon, 0% to 11/1/2024, 6.61% to 5/1/2040	150,000	99,254
Series A-3, Step-up Coupon, 0% to 5/1/2019, 6.61% to 5/1/2040	110,000	108,965
Series A-4, Step-up Coupon, 0% to 5/1/2022, 6.61% to 5/1/2040	55,000	45,284
5.4%, 5/1/2037	1,240,000	1,241,104
Series 1, 6.55%, 5/1/2027	10,000	9,903
Series 3, 6.55%, 5/1/2027 *	130,000	1
Series 2015-3, 6.61%, 5/1/2040 *	165,000	2
Florida, Village Community Development District No. 12, Special Assessment Revenue:
144A, 4.25%, 5/1/2043	400,000	403,612
144A, 4.375%, 5/1/2050	300,000	302,805
Florida, Village Community Development District No. 9, Special Assessment Revenue, 5.5%, 5/1/2042	145,000	152,617
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Series A, AMT, 5.0%, 10/1/2047	400,000	442,312
Hillsborough County, FL, Aviation Authority, Tempa International Airport, Series A, AMT, 5.0%, 10/1/2048	500,000	558,445
Lake County, FL, Senior Living Revenue, Village Veranda at Lady Lake Project, Series A-1, 144A, 7.125%, 1/1/2052	400,000	378,940
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, 5.5%, 11/15/2042	335,000	357,247
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center, 5.0%, 11/15/2044	500,000	527,115
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2031	30,000	32,438
Series B, AMT, 5.0%, 10/1/2040	470,000	523,801
Series A, Prerefunded, 5.5%, 10/1/2041	3,000,000	3,067,020
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children's Hospital, 5.0%, 8/1/2047	665,000	735,796
Orlando & Orange County, FL, Expressway Authority Revenue, Series C, Prerefunded, 5.0%, 7/1/2035	830,000	866,611
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	1,150,000	1,224,830
Tampa-Hillsborough County, FL, Expressway Authority:
Series A, 5.0%, 7/1/2031	1,500,000	1,639,500
Series A, 5.0%, 7/1/2037	1,590,000	1,725,595
		15,521,229
Georgia 5.4%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, 6.25%, 5/15/2033	1,000,000	1,073,680
Atlanta, GA, Airport Revenue, Series C, AMT, 5.0%, 1/1/2037	375,000	397,440
Atlanta, GA, Water & Wastewater Revenue, Series A, Prerefunded, 6.25%, 11/1/2034	1,000,000	1,030,640
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	175,000	191,243
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2036	1,000,000	1,077,520
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	210,000	230,406
Gainesville & Hall County, GA, Development Authority Retirement Community Revenue, ACTS Retirement Life Community, Series A-2, Prerefunded, 6.625%, 11/15/2039	1,000,000	1,033,890
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project:
Series A, 5.25%, 8/15/2049	100,000	111,933
Series A, 5.5%, 8/15/2054	180,000	204,851
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024	1,220,000	1,417,006
Georgia, Municipal Electric Authority, Project One, Series B, 1.75% **, 3/7/2019, LOC: PNC Bank NA	400,000	400,000
		7,168,609
Guam 1.8%
Guam, Government General Obligation, Series A, Prerefunded, 7.0%, 11/15/2039	1,000,000	1,037,620
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	215,000	245,025
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	65,000	71,093
Guam, Power Authority Revenue, Series A, Prerefunded, 5.5%, 10/1/2030	1,000,000	1,059,760
		2,413,498
Hawaii 1.0%
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.0%, 7/1/2041	695,000	769,129
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039	500,000	508,255
		1,277,384
Illinois 12.4%
Chicago, IL, Airport Revenue, O'Hare International Airport, Senior Lien, Series D, AMT, 5.0%, 1/1/2047	415,000	452,279
Chicago, IL, Board of Education:
Series A, 5.0%, 12/1/2030	100,000	106,665
Series A, 5.0%, 12/1/2032	105,000	110,707
Series A, 5.0%, 12/1/2033	100,000	105,273
Series H, 5.0%, 12/1/2036	245,000	253,577
Series H, 5.0%, 12/1/2046	140,000	141,770
Chicago, IL, General Obligation, Series A, 6.0%, 1/1/2038	455,000	512,016
Chicago, IL, O'Hare International Airport Revenue:
Series A, AMT, 5.0%, 1/1/2037	1,500,000	1,702,080
Series C, AMT, 5.0%, 1/1/2046	1,000,000	1,069,830
Series B, Prerefunded, 6.0%, 1/1/2041	2,000,000	2,158,360
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	130,000	141,865
Illinois, Finance Authority Revenue, The Admiral at Lake Project, Series A, Prerefunded, 8.0%, 5/15/2040	1,000,000	1,072,820
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project:
Series B, 5.0%, 6/15/2052	520,000	529,401
Series A, 5.0%, 6/15/2057	390,000	406,864
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,000,000	1,378,230
Illinois, Railsplitter Tobacco Settlement Authority, Prerefunded, 6.0%, 6/1/2028	365,000	399,365
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 11/15/2045	525,000	562,459
Illinois, State Finance Authority Revenue, Park Place of Elmhurst Project, Series C, 2.0%, 5/15/2055*	150,000	7,402
Illinois, State Finance Authority Revenue, Three Crowns Park Obligated Group, 5.25%, 2/15/2047	325,000	338,920
Illinois, State Finance Authority Revenue, Trinity Health Corp., Series L, Prerefunded, 5.0%, 12/1/2030	1,000,000	1,086,600
Illinois, State General Obligation:
5.0%, 2/1/2027	500,000	542,635
Series D, 5.0%, 11/1/2027	500,000	543,710
5.0%, 2/1/2029	225,000	241,225
Series A, 5.0%, 10/1/2033	620,000	654,503
Series B, 5.0%, 10/1/2033	395,000	416,982
Series A, 5.0%, 12/1/2038	350,000	363,223
Series A, 5.0%, 12/1/2039	750,000	776,430
Springfield, IL, Electric Revenue, Senior Lien, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	385,000	423,650
		16,498,841
Indiana 4.0%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, Prerefunded, 6.75%, 3/1/2039	525,000	525,000
Indiana, State Finance Authority Hospital Revenue, Indiana University Health, Series C, 1.73% **, 3/7/2019, LOC: Northern Trust Company	230,000	230,000
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, Series A, 5.25%, 11/15/2046	365,000	387,086
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	1,000,000	1,067,080
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	460,000	507,141
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	1,560,000	1,678,545
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, AMT, 7.0%, 1/1/2044, GTY: Pratt Industries (U.S.A.), Inc.	780,000	895,229
		5,290,081
Iowa 1.3%
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc.:
Series A, 5.0%, 5/15/2043	290,000	302,621
Series A, 5.0%, 5/15/2047	1,000,000	1,036,430
Series A, 5.0%, 5/15/2048	425,000	442,217
		1,781,268
Kansas 0.8%
Kansas, State Development Finance Authority Revenue, Village Shalom Project, Series A, 5.25%, 11/15/2053	500,000	506,025
Lenexa, KS, Health Care Facility Revenue, Lakeview Village, Inc. Project, Prerefunded, 7.25%, 5/15/2039	300,000	303,270
Wyandotte County, KS, Unified Government, Legends Apartments Garage & West Lawn Project, 4.5%, 6/1/2040	310,000	309,981
		1,119,276
Kentucky 3.0%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, Prerefunded, 6.5%, 3/1/2045	2,000,000	2,117,900
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, 6.0%, 7/1/2053	1,440,000	1,568,765
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc. Obligated Group:
Series A, 5.0%, 6/1/2045	130,000	137,120
Series A, 5.25%, 6/1/2041	190,000	205,869
		4,029,654
Louisiana 1.8%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	140,000	152,652
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2046	1,000,000	1,085,980
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Westlake Chemical Corp. Project, 3.5%, 11/1/2032	1,010,000	997,092
Louisiana, Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/2035	180,000	195,113
		2,430,837
Maine 0.8%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	1,000,000	1,081,330
Maryland 2.8%
Maryland, Economic Development Corp., Pollution Control Revenue, Potomac Electric Power Co., 6.2%, 9/1/2022	1,500,000	1,504,890
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare Obligated Group, Series A, 5.5%, 1/1/2046	375,000	416,576
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, Prerefunded, 6.75%, 7/1/2039	500,000	508,195
Maryland, State Health & Higher Educational Facilities Authority Revenue, Meritus Medical Center Obligated Group, 5.0%, 7/1/2040	1,000,000	1,076,850
Rockville, MD, Mayor & Council Economic Development Revenue, Ingelside at King Farm Project:
Series B, 5.0%, 11/1/2042	90,000	93,519
Series B, 5.0%, 11/1/2047	135,000	139,690
		3,739,720
Massachusetts 0.9%
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility, Series B, 11/15/2056*	505,485	127,908
Massachusetts, State Development Finance Agency Revenue, NewBridge Charles, Inc., 144A, 5.0%, 10/1/2057	100,000	103,521
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center, Series E, 5.0%, 7/15/2037	950,000	958,141
		1,189,570
Michigan 4.4%
Dearborn, MI, Economic Development Corp. Revenue, Limited Obligation, Henry Ford Village, 144A, 7.5%, 11/15/2044	495,000	470,156
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	280,000	302,002
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	1,000,000	1,081,260
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community, 5.5%, 5/15/2036	1,000,000	1,000,030
Michigan, State Building Authority Revenue, Facilities Program, Series I-A, 5.5%, 10/15/2045	2,000,000	2,168,860
Michigan, State Finance Authority Revenue, Detroit Water & Sewer, Series C-3, 5.0%, 7/1/2033, INS: AGMC	180,000	199,179
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department, Series C, 5.0%, 7/1/2035	90,000	99,779
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.75%, 2/15/2023	605,000	606,670
		5,927,936
Minnesota 1.0%
Bethel, MN, Senior Housing Revenue, Lodge at Stillwater LLC Project:
5.0%, 6/1/2048	80,000	81,626
5.0%, 6/1/2053	50,000	50,746
5.25%, 6/1/2058	130,000	133,678
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	200,000	219,294
Series A, 5.0%, 2/15/2053	565,000	614,776
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 5.0%, 11/15/2049	205,000	226,800
		1,326,920
Mississippi 1.2%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	250,000	278,445
Mississippi, Business Finance Corp., Pollution Control Revenue, Systems Energy Resources, Inc. Project, 5.875%, 4/1/2022	620,000	621,203
Mississippi, State Business Finance Corp., Solid Waste Disposal Revenue, Waste Pro U.S.A., Inc. Project, AMT, 144A, 5.0%, 2/1/2036	145,000	148,781
West Rankin, MS, Utility Authority Revenue, 5.0%, 1/1/2048, INS: AGMC	500,000	552,475
		1,600,904
Missouri 1.8%
Kansas City, MO, Land Clearance Redevelopment Authority Project Revenue, Convention Center Hotel Project:
Series B, 144A, 5.0%, 2/1/2050	220,000	222,350
Series B, 144A, 5.0%, 2/1/2040	200,000	205,424
Lee's Summit, MO, Industrial Development Authority, Senior Living Facilities Revenue, John Knox Village Project, Series A, 5.0%, 8/15/2042	500,000	505,240
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	65,000	67,668
Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Lester E Cox Medical Centers, Series A, 5.0%, 11/15/2048	150,000	160,126
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Friendship Village, 5.0%, 9/1/2048	245,000	248,383
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, St. Andrews Resources for Seniors Obligated Group, Series A, 5.125%, 12/1/2045	365,000	377,257
St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	225,000	229,050
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	415,000	421,237
		2,436,735
Nebraska 0.7%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	535,000	589,367
Nebraska, Central Plains Energy Project, Gas Project Revenue:
Series A, 5.0%, 9/1/2027	55,000	63,183
Series A, 5.0%, 9/1/2029	70,000	80,865
Series A, 5.0%, 9/1/2033	155,000	179,912
		913,327
Nevada 1.3%
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	1,565,000	1,702,986
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	500,000	58,035
		1,761,021
New Hampshire 0.4%
New Hampshire, State Health & Educational Facilities Authority Revenue, Hillside Village:
Series A, 144A, 6.125%, 7/1/2037	100,000	105,006
Series A, 144A, 6.125%, 7/1/2052	300,000	312,564
Series A, 144A, 6.25%, 7/1/2042	100,000	105,356
		522,926
New Jersey 5.1%
New Jersey, State Economic Development Authority Revenue:
Series DDD, 5.0%, 6/15/2042	140,000	147,276
Series BBB, 5.5%, 6/15/2030	895,000	1,022,224
New Jersey, State Economic Development Authority, Continental Airlines, Inc. Project, AMT, 4.875%, 9/15/2019	170,000	172,105
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 5.0%, 7/1/2033	115,000	124,597
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	500,000	564,775
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	115,000	121,276
Series A, 5.0%, 6/15/2047	130,000	136,260
New Jersey, State Health Care Facilities Financing Authority Revenue, University Hospital, Series A, 5.0%, 7/1/2046, INS: AGMC	180,000	194,324
New Jersey, State Transportation Trust Fund Authority, Series B, 5.5%, 6/15/2031	1,500,000	1,577,565
New Jersey, State Transportation Trust Fund Authority, Transportation Program Bonds, Series AA, 5.0%, 6/15/2046	1,400,000	1,477,336
New Jersey, Tobacco Settlement Financing Corp.:
Series A, 5.0%, 6/1/2046	350,000	369,677
Series B, 5.0%, 6/1/2046	750,000	760,477
Series A, 5.25%, 6/1/2046	175,000	189,124
		6,857,016
New York 4.9%
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	45,000	47,175
New York, Buffalo & Fort Erie Public Bridge Authority, 5.0%, 1/1/2047	1,000,000	1,115,020
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2038	275,000	299,500
Series E-1, 5.0%, 11/15/2042	70,000	75,049
Series E-1, Prerefunded, 5.0%, 11/15/2042	235,000	264,107
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Montefiore Obligated Group:
Series A, 5.0%, 8/1/2034	75,000	85,348
Series A, 5.0%, 8/1/2035	105,000	118,885
New York, State Liberty Development Corp. Revenue, World Trade Center Project, Class 1-3, 144A, 5.0%, 11/15/2044	915,000	954,043
New York, State Transportation Development Corp., Special Facilities Revenue, American Airlines, Inc., John F. Kennedy International Airport Project, AMT, 5.0%, 8/1/2031, GTY: American Airlines Group	445,000	461,638
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., Laguardia Airport C&D Redevelopment:
AMT, 5.0%, 1/1/2033	100,000	113,583
AMT, 5.0%, 1/1/2034	100,000	113,080
AMT, 5.0%, 1/1/2036	100,000	112,076
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2041	1,200,000	1,277,124
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	60,000	63,655
New York & New Jersey Port Authority, Series 207, AMT, 5.0%, 9/15/2048	625,000	699,169
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	680,000	718,719
		6,518,171
North Carolina 0.7%
New Hanover County, NC, Hospital Revenue, New Hanover Regional Medical Centre:
5.0%, 10/1/2042	260,000	287,726
5.0%, 10/1/2047	240,000	264,641
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage-Aldersgate, 5.0%, 7/1/2045	330,000	338,425
		890,792
North Dakota 1.1%
Ward County, ND, Health Care Facilities Revenue, Trinity Obligation Group:
Series C, 5.0%, 6/1/2043	205,000	217,722
Series C, 5.0%, 6/1/2048	1,240,000	1,309,874
		1,527,596
Ohio 3.8%
Buckeye, OH, Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/1/2047	1,175,000	1,103,031
Centerville, OH, Health Care Revenue, Graceworks Lutheran Services, 5.25%, 11/1/2047	220,000	227,720
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	445,000	482,669
Cleveland-Cuyahoga County, OH, Port Authority Cultural Facility Revenue, Playhouse Square Foundation Project, 5.5%, 12/1/2053	270,000	296,673
Lucas County, OH, Hospital Revenue, Promedica Healthcare Obligated Group, Series A, 5.25%, 11/15/2048	320,000	347,837
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	615,000	677,158
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	1,575,000	1,690,243
Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:
AMT, 144A, 4.25%, 1/15/2038, GTY: Pratt Industries, Inc.	70,000	71,502
AMT, 144A, 4.5%, 1/15/2048, GTY: Pratt Industries, Inc.	225,000	231,118
		5,127,951
Oklahoma 0.5%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.5%, 8/15/2052	180,000	200,625
Series B, 5.5%, 8/15/2057	380,000	419,117
		619,742
Oregon 0.1%
Clackamas County, OR, Hospital Facilities Authority Revenue, Mary's Woods at Marylhurst, Inc. Project, Series A, 5.0%, 5/15/2038	25,000	26,285
Clackamas County, OR, Hospital Facilities Authority Revenue, Senior Living-Willamette View Project, Series A, 5.0%, 11/15/2052	100,000	105,623
		131,908
Pennsylvania 7.7%
Butler County, PA, Hospital Authority Revenue, Butler Health Systems Project, Prerefunded, 7.25%, 7/1/2039	1,000,000	1,017,870
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:
5.0%, 12/1/2043	60,000	61,857
5.0%, 12/1/2048	65,000	66,659
5.0%, 12/1/2053	95,000	96,680
Lancaster County, PA, Hospital Authority, Brethren Village Project:
5.125%, 7/1/2037	100,000	104,223
5.25%, 7/1/2041	100,000	104,658
Montgomery County, PA, Higher Education & Health Authority, Philadelphia Presbyterian Homes, Inc. Project, 5.0%, 12/1/2047	275,000	283,833
Montgomery County, PA, Industrial Development Authority, Meadowood Senior Living Project:
Series A, 5.0%, 12/1/2038	85,000	90,041
Series A, 5.0%, 12/1/2048	215,000	225,204
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	155,000	171,104
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	315,000	349,039
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2034	250,000	283,942
5.0%, 6/1/2035	125,000	141,169
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	740,000	820,135
Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP:
AMT, 5.0%, 12/31/2034	1,000,000	1,097,740
AMT, 5.0%, 12/31/2038	1,000,000	1,080,930
Pennsylvania, State Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply, Series A, 6.4%, 12/1/2038	185,000	186,952
Pennsylvania, State Higher Educational Facility Authority, Series J2, 1.75% **, 3/7/2019, LOC: PNC Bank NA	295,000	295,000
Pennsylvania, State Turnpike Commission Revenue:
Series A-1, 5.0%, 12/1/2040	2,500,000	2,728,600
Series C, 5.0%, 12/1/2044	240,000	261,674
Philadelphia, PA, Authority for Individual Development Senior Living Revenue, Wesley Enhanced Living Obligated Group:
Series A, 5.0%, 7/1/2042	135,000	137,103
Series A, 5.0%, 7/1/2049	160,000	161,726
Philadelphia, PA, School District, Series B, 5.0%, 9/1/2043	500,000	547,145
		10,313,284
Rhode Island 0.1%
Rhode Island, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2040	155,000	160,960
South Carolina 2.6%
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District, Series A, 7.75%, 11/1/2039	836,000	836,568
South Carolina, State Jobs-Economic Development Authority, Residencial Facilities Revenue, Episcopal Home Still Hopes:
5.0%, 4/1/2047	200,000	201,844
5.0%, 4/1/2052	175,000	175,571
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	1,070,000	1,171,275
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	890,000	1,052,621
		3,437,879
Tennessee 0.6%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group:
Series A, 5.0%, 7/1/2037	300,000	337,206
Series A, 5.0%, 7/1/2044	400,000	442,968
		780,174
Texas 20.1%
Austin, TX, Water & Wastewater Systems Revenue, 1.75% **, 3/7/2019, LOC: Barclays Bank PLC	200,000	200,000
Bexar County, TX, Health Facilities Development Corp., Army Retirement Residence Foundation Project:
5.0%, 7/15/2037	75,000	79,032
5.0%, 7/15/2042	60,000	62,360
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, 5.0%, 1/1/2040	230,000	252,138
Series A, 5.0%, 1/1/2043	1,500,000	1,596,210
Prerefunded, 6.0%, 1/1/2041	545,000	586,104
Dallas-Fort Worth, International Airport Revenue:
Series F, AMT, 5.0%, 11/1/2035	1,000,000	1,040,010
Series D, AMT, 5.0%, 11/1/2038	2,000,000	2,105,080
Houston, TX, Airport System Revenue, Series A, AMT, 5.0%, 7/1/2041	750,000	841,373
Houston, TX, Airport System Revenue, Special Facilities United Airlines, Inc., Airport Improvement Projects, AMT, 5.0%, 7/15/2028	300,000	345,714
Houston, TX, Airport System Revenue, United Airlines, Inc., Terminal E Project, AMT, 4.75%, 7/1/2024	615,000	663,111
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	2,250,000	2,420,550
Mission, TX, Economic Development Corp. Revenue, Senior Lien-Natgasoline Project, AMT, 144A, 4.625%, 10/1/2031	210,000	215,185
Newark, TX, Higher Education Finance Corp., Education Revenue, Austin Achieve Public School, Inc., 5.0%, 6/15/2048	60,000	60,389
North Texas, Tollway Authority Revenue:
Series B, 5.0%, 1/1/2045	665,000	735,304
5.0%, 1/1/2048	355,000	394,526
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, MRC Crossings Project, Series A, 8.0%, 11/15/2049	285,000	322,831
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	1,000,000	1,000,000
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	1,000,000	1,102,210
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Trinity Terrace Project, The Cumberland Rest, Inc., Series A-1, 5.0%, 10/1/2044	175,000	183,349
Tarrant County, TX, Cultural Education Facilities Finance Corp., Buckner Retirement Services Revenue, 5.0%, 11/15/2046	1,000,000	1,070,010
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.0%, 8/15/2043	2,100,000	2,273,040
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Mirador Project, Series A, 5.0%, 11/15/2055*	570,000	282,817
Temple, TX, Tax Increment, Reinvestment Zone No. 1, Series A, 144A, 5.0%, 8/1/2038	300,000	315,300
Texas, Grand Parkway Transportation Corp., System Toll Revenue, Series B, 5.0%, 4/1/2053	500,000	538,530
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	1,055,000	1,096,229
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Legacy Midtown Park, Inc. Project, Series A, 5.5%, 7/1/2054	250,000	250,145
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Presbyterian Village North Project:
5.0%, 10/1/2039	180,000	178,168
5.25%, 10/1/2049	455,000	457,361
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020	2,000,000	2,084,300
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue:
5.0%, 12/15/2030	165,000	177,799
5.0%, 12/15/2031	1,000,000	1,074,090
5.0%, 12/15/2032	1,000,000	1,071,060
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	280,000	319,768
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	825,000	893,302
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health, Prerefunded, 7.125%, 11/1/2040	510,000	554,421
		26,841,816
Utah 1.0%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 5.0%, 7/1/2043	190,000	213,239
Series A, AMT, 5.0%, 7/1/2047	595,000	658,290
Series A, AMT, 5.0%, 7/1/2048	115,000	128,363
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 144A, 5.375%, 6/15/2048	320,000	316,477
		1,316,369
Virginia 0.9%
Virginia, Peninsula Town Center, Community Development Authority Revenue, SpecialObligation:
144A, 5.0%, 9/1/2037	100,000	104,863
144A, 5.0%, 9/1/2045	100,000	103,925
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2052	865,000	931,380
		1,140,168
Washington 2.3%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital:
5.0%, 12/1/2037	100,000	99,695
5.0%, 12/1/2046	135,000	130,910
Washington, Port of Seattle Revenue, Series A, AMT, 5.0%, 5/1/2043	415,000	458,795
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	595,000	612,570
Washington, State Health Care Facilities Authority, Virginia Mason Medical Center:
5.0%, 8/15/2034	135,000	147,883
5.0%, 8/15/2035	120,000	130,757
5.0%, 8/15/2036	80,000	86,743
Washington, State Housing Finance Commission, Reference Judson Park Project, 144A, 5.0%, 7/1/2048	50,000	51,263
Washington, State Housing Finance Commission, Rockwood Retirement Communities Project, Series A, 144A, 7.375%, 1/1/2044	1,000,000	1,129,370
Washington, State Housing Finance Commission, The Hearthstone Project:
Series A, 144A, 5.0%, 7/1/2038	50,000	51,157
Series A, 144A, 5.0%, 7/1/2048	115,000	116,360
Series A, 144A, 5.0%, 7/1/2053	75,000	75,663
		3,091,166
West Virginia 0.7%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	805,000	875,526
Wisconsin 4.4%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project:
Series A-1, 5.0%, 7/1/2043	500,000	536,360
Series B, 5.0%, 7/1/2048	90,000	90,563
Wisconsin, Public Finance Authority Revenue, Maryland Proton Treatment Center LLC, Series A-1, 144A, 6.375%, 1/1/2048	250,000	257,005
Wisconsin, Public Finance Authority Revenue, Procure Proton Therapy Center, Series A, 144A, 7.0%, 7/1/2048	500,000	529,900
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	200,000	208,132
5.0%, 7/1/2052	90,000	93,138
Wisconsin, Public Finance Authority, Senior Living Revenue, Mary's Woods at Marylhurst Project, Series A, 144A, 5.25%, 5/15/2052	1,000,000	1,033,550
Wisconsin, Public Financing Authority, Retirement Facilities Revenue:
144A, 5.0%, 10/1/2043	65,000	65,936
144A, 5.0%, 10/1/2048	185,000	186,957
144A, 5.0%, 10/1/2053	350,000	352,369
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, Prerefunded, 5.0%, 7/1/2036	500,000	566,945
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	1,765,000	1,805,613
Wisconsin, State Health & Educational Facilities Authority, St. John's Communities, Inc. Project:
Series A, 5.0%, 9/15/2040	25,000	25,589
Series A, 5.0%, 9/15/2045	30,000	30,620
Series A, 5.0%, 9/15/2050	125,000	127,329
		5,910,006
Total Municipal Bonds and Notes (Cost $178,736,315)		187,934,050
Underlying Municipal Bonds of Inverse Floaters (a) 29.7%
Florida 4.3%
Orange County, FL, School Board Certificates Participation, Series C, 5.0%, 8/1/2034 (b)	5,000,000	5,730,550
Trust: Orange County, FL, School Board, Series 2016-XM0183, 144A, 12.59%, 2/1/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts 8.3%
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035 (b)	5,000,000	5,672,563
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0136, 144A, 12.8%, 1/1/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series A, 4.0%, 7/15/2036 (b)	5,000,000	5,373,400
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0401, 144A, 8.8%, 7/15/2024, Leverage Factor at purchase date: 4 to 1
		11,045,963
New York 8.5%
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series C-3, 5.0%, 3/15/2040 (b)	5,000,000	5,703,613
Trust: New York, State Urban Development Corp. Revenue, Personal Income Tax, Series 2018-XM0581, 144A, 13.235%, 9/15/2025, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-1, 5.0%, 7/15/2037 (b)	5,000,000	5,662,250
Trust: New York, Transitional Finance Authority Building AID Revenue, Series 2018-XM0619, 144A, 13.145%, 1/15/2024, Leverage Factor at purchase date: 4 to 1
		11,365,863
Texas 4.3%
Texas, State Transportation Commission- Highway Improvement, Series A, 5.0%, 4/1/2038 (b)	5,000,000	5,694,238
Trust: Texas, State Transportation Commission, Series 2016-XM0405, 144A, 12.8%, 4/1/2024, Leverage Factor at purchase date: 4 to 1
Washington 4.3%
Washington, State General Obligation, Series D, 5.0%, 2/1/2035 (b)	5,000,000	5,795,863
Trust: Washington, State General Obligation, Series 2017-XM0478, 144A, 12.8%, 8/1/2024, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $39,666,161)		39,632,477

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $218,402,476)	170.5	227,566,527
Floating Rate Notes (a)	(19.7)	(26,250,000)
Series 2018 MTPS, net of deferred offering cost	(52.4)	(69,985,937)
Other Assets and Liabilities, Net	1.6	2,177,308
Net Assets Applicable to Common Shareholders	100.0	133,507,898

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Connecticut, Mashantucket Western Pequot Tribe Bond *	6.05%	7/1/2031	2,922,962	1,909,657	100,112
Florida, Tolomato Community Development District, Special Assessment, Series 2015-3 *	6.61%	5/1/2040	165,000	0	2
Florida, Tolomato Community Development District, Special Assessment, Series 3 *	6.55%	5/1/2027	130,000	1	1
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Mirador Project, Series A *	5.0%	11/15/2055	570,000	560,293	282,817
				2,469,951	382,932

* Non-income producing security.
** Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of February 28, 2019. Date shown reflects the earlier of demand date or stated maturity date.
(a) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(b) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$—	$227,566,527	$—	$227,566,527
Total	$—	$227,566,527	$—	$227,566,527

(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Municipal Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 22, 2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	April 22, 2019